COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS

July 31, 2022 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	4.5%
BANKS	1.0%
First Horizon Corp., 6.10% to 5/1/2024, Series D(a),(b)		9,979	$252,568
Goldman Sachs Group, Inc./The, 5.50% to 5/10/23, Series J(a),(b)		36,336	911,307
PacWest Bancorp, 7.75% to 9/1/2027, Series A(a),(b)		83,200	2,154,880

			3,318,755

ELECTRIC	0.4%
WESCO International, Inc., 10.625% to 6/22/25, Series A(a),(b)		49,404	1,390,722

FINANCIAL—INVESTMENT BANKER/BROKER	0.9%
Morgan Stanley, 6.50%, Series P(b)		112,000	2,908,920

INSURANCE—MULTI-LINE	0.2%
Kemper Corp., 5.875% to 3/15/27, due 3/15/62(a)		34,358	831,464

PIPELINES	0.7%
Energy Transfer LP, 7.625% to 8/15/23, Series D(a),(b)		29,722	705,006
Energy Transfer LP, 7.60% to 5/15/24, Series E(a),(b)		72,707	1,723,156

			2,428,162

PIPELINES—FOREIGN	1.0%
Enbridge, Inc., 5.949% to 6/1/23, Series 1 (Canada)(a),(b)		39,685	915,930
Enbridge, Inc., 3.94% to 3/1/25, Series 11 (Canada)(a),(b)		46,275	639,983
Enbridge, Inc., 3.043% to 6/1/25, Series 13 (Canada)(a),(b)		12,026	155,895
Enbridge, Inc., 4.959% to 9/1/22, Series L (Canada)(a),(b)		26,534	632,836
TC Energy Corp., 3.903% to 4/30/24, Series 7 (Canada)(a),(b)		85,000	1,159,619

			3,504,263

UTILITIES	0.3%
SCE Trust V, 5.45% to 3/15/26, Series K (TruPS)(a),(b)		49,510	1,159,524

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$15,325,146)			15,541,810

		Principal Amount		Value
PREFERRED SECURITIES—CAPITAL SECURITIES	90.6%
BANKS	21.2%
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a),(b)		$1,658,000		$1,312,210
Bank of America Corp., 5.875% to 3/15/28, Series FF(a),(b)		1,237,000		1,172,058
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		2,943,000		2,977,794
Bank of America Corp., 6.125% to 4/27/27, Series TT(a),(b)		480,000		483,600
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		6,441,000		6,503,241
Bank of America Corp., 6.30% to 3/10/26, Series DD(a),(b)		2,165,000		2,258,520
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(b)		650,000		668,136
Bank of New York Mellon Corp./The, 3.75% to 12/20/26, Series I(a),(b)		166,000		145,034
Bank of New York Mellon Corp./The, 4.625% to 9/20/26, Series F(a),(b)		605,000		554,695
Citigroup, Inc., 3.875% to 2/18/26(a),(b)		4,601,000		4,217,047
Citigroup, Inc., 4.00% to 12/10/25, Series W(a),(b)		1,000,000		932,128
Citigroup, Inc., 5.90% to 2/15/23(a),(b)		660,000		656,966
Citigroup, Inc., 5.95% to 1/30/23(a),(b)		1,486,000		1,481,719
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(b)		2,690,000		2,650,349
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(b)		2,014,000		2,069,546
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(a),(b)		1,183,000		1,218,727
CoBank ACB, 6.25% to 10/1/22, Series F(a),(b)		12,000	†	1,209,000
Comerica, Inc., 5.625% to 7/1/25(a),(b)		1,727,000		1,778,810
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (TruPS)(c)		600,000		659,700
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4, 144A(a),(b),(c)		2,575,000		2,457,902
First Horizon Bank, 3.75% (3 Month US LIBOR + 0.85%, Floor 3.75%), (FRN)(b),(c),(d)		3,500	†	2,836,312
Goldman Sachs Capital I, 6.345%, due 2/15/34 (TruPS)		679,000		744,365
Goldman Sachs Group, Inc./The, 3.65% to 8/10/26, Series U(a),(b)		541,000		458,539
Goldman Sachs Group, Inc./The, 4.125% to 11/10/26, Series V(a),(b)		366,000		322,459
Goldman Sachs Group, Inc./The, 5.30% to 11/10/26, Series O(a),(b)		350,000		346,986
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(a),(b)		2,737,000		2,732,203
JPMorgan Chase & Co., 5.00% to 8/1/24, Series FF(a),(b)		360,000		334,657
JPMorgan Chase & Co., 6.00% to 8/1/23, Series R(a),(b)		460,000		448,168
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b)		2,305,000		2,307,824
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)		2,360,000		2,426,375
PNC Financial Services Group, Inc./The, 6.00% to 5/15/27, Series U(a),(b)		643,000		648,626
Regions Financial Corp., 5.75% to 6/15/25, Series D(a),(b)		1,173,000		1,195,806
SVB Financial Group, 4.00% to 5/15/26, Series C(a),(b)		1,613,000		1,309,596
SVB Financial Group, 4.25% to 11/15/26, Series D(a),(b)		4,850,000		3,843,319
SVB Financial Group, 4.70% to 11/15/31, Series E(a),(b)		2,594,000		2,082,671
Truist Financial Corp., 4.95% to 9/1/25, Series P(a),(b)		762,000		771,906

		Principal Amount	Value
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a),(b)		$1,012,000	$973,040
Truist Financial Corp., 5.125% to 12/15/27, Series M(a),(b)		1,013,000	881,858
US Bancorp, 3.70% to 1/15/27(a),(b)		419,000	350,021
US Bancorp., 5.30% to 4/15/27, Series J(a),(b)		369,000	340,218
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a),(b)		6,525,000	6,047,859
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(b)		3,688,000	3,729,374
Wells Fargo & Co., 5.95%, due 12/1/86		1,605,000	1,702,221
Wells Fargo & Co., 7.95%, due 11/15/29, Series B		23,000	27,721

			72,269,306

BANKS—FOREIGN	30.4%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(a),(b),(e),(f)		1,200,000	1,109,793
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75% to 6/15/26, 144A (Australia)(a),(b),(c),(f)		1,000,000	1,020,835
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)(a),(b),(f)		1,400,000	1,345,513
Banco BPM SpA, 6.125% to 1/21/25 (Italy)(a),(b),(e),(f)		1,000,000	942,566
Banco BPM SpA, 6.50% to 1/19/26 (Italy)(a),(b),(e),(f)		600,000	564,921
Banco BPM SpA, 7.00% to 4/12/27 (Italy)(a),(b),(e),(f)		1,000,000	931,161
Banco de Sabadell SA, 5.75% to 3/15/26 (Spain)(a),(b),(e),(f)		1,200,000	1,063,984
Banco Mercantil del Norte SA/Grand Cayman, 5.875% to 1/24/27, 144A (Mexico)(a),(b),(c),(f)		600,000	499,500
Banco Mercantil del Norte SA/Grand Cayman, 6.625% to 1/24/32, 144A (Mexico)(a),(b),(c),(f)		1,000,000	811,500
Banco Santander SA, 7.50% to 2/8/24 (Spain)(a),(b),(e),(f)		1,800,000	1,828,053
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)(a),(b),(c)		400,000	406,502
Bank of Ireland Group PLC, 6.00% to 9/1/25 (Ireland)(a),(b),(e),(f)		600,000	595,563
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(a),(b),(e),(f)		1,800,000	1,911,481
Bank of Montreal, 4.30% to 10/26/25, due 11/26/80 (Canada)(a)		1,200,000	876,992
Bank of Montreal, 5.625% to 4/26/27, due 5/26/82 (Canada)(a)		1,200,000	902,940
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)(a),(b)		1,745,000	1,703,556
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a),(b),(f)		1,800,000	1,737,990
Barclays PLC, 6.375% to 12/15/25 (United Kingdom)(a),(b),(e),(f)		1,200,000	1,383,725
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(a),(b),(f)		600,000	730,713
Barclays PLC, 7.25% to 3/15/23 (United Kingdom)(a),(b),(e),(f)		800,000	983,373
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(f)		2,600,000	2,684,500
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a),(b),(e),(f)		4,200,000	5,370,078
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)(a),(b),(c),(f)		2,600,000	2,618,478
BNP Paribas SA, 7.00% to 8/16/28, 144A (France)(a),(b),(c),(f)		800,000	804,900

	Principal Amount	Value
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(b),(c),(f)	$1,600,000	$1,664,751
Commerzbank AG, 7.00% to 4/9/25 (Germany)(a),(b),(e),(f)	1,000,000	947,910
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(b),(c),(f)	2,200,000	2,222,618
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(b),(c),(f)	2,600,000	2,679,625
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(b),(c),(f)	1,800,000	1,920,744
Credit Suisse Group AG, 5.25% to 2/11/27, 144A (Switzerland)(a),(b),(c),(f)	400,000	331,000
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (Switzerland)(a),(b),(c),(f)	2,200,000	1,864,500
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (Switzerland)(a),(b),(c),(f)	2,200,000	1,949,530
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(a),(b),(c),(f)	800,000	788,222
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(b),(c),(f)	2,800,000	2,609,040
Credit Suisse Group AG, 9.75% to 6/23/27, 144A (Switzerland)(a),(b),(c),(f)	5,000,000	5,322,500
Deutsche Bank AG, 6.00% to 10/30/25, Series 2020 (Germany)(a),(b),(f)	1,400,000	1,218,000
Deutsche Bank AG, 7.50% to 4/30/25 (Germany)(a),(b),(f)	2,400,000	2,322,000
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(f)	1,000,000	1,010,697
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a),(b),(f)	800,000	784,240
Iccrea Banca SpA, 4.75% to 10/18/26, due 1/18/32, Series EMTN (Italy)(a),(e)	1,800,000	1,522,113
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(a),(b),(f)	2,800,000	2,677,670
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)(a),(b),(f)	1,600,000	1,578,032
ING Groep N.V., 6.75% to 4/16/24 (Netherlands)(a),(b),(e),(f)	1,200,000	1,206,768
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(b),(c),(f)	2,200,000	2,062,500
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b),(f)	2,600,000	2,630,078
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(b),(f)	1,200,000	1,218,000
Nationwide Building Society, 5.75% to 6/20/27 (United Kingdom)(a),(b),(e),(f)	800,000	901,367
NatWest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a),(b),(f)	2,800,000	2,738,764
NatWest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(f)	2,800,000	2,894,990
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(a),(b),(c),(f)	1,000,000	1,002,708

		Principal Amount	Value
Royal Bank of Canada, 4.50% to 10/24/25, due 11/24/80, Series 1 (Canada)(a)		$1,100,000	$815,033
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(a),(b),(e),(f)		800,000	806,500
Societe Generale SA, 5.375% to 11/18/30, 144A (France)(a),(b),(c),(f)		400,000	336,645
Societe Generale SA, 6.75% to 4/6/28, 144A (France)(a),(b),(c),(f)		1,800,000	1,696,586
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(b),(c),(f)		4,200,000	4,263,605
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(b),(c),(f)		1,400,000	1,439,416
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(b),(c),(f)		1,800,000	1,846,197
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a),(b),(e),(f)		800,000	687,099
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a),(b),(e),(f)		3,400,000	3,483,375
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(a),(b),(e),(f)		1,800,000	1,877,407
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(b),(c),(f)		3,200,000	3,266,016
UniCredit SpA, 8.00% to 6/3/24 (Italy)(a),(b),(e),(f)		1,200,000	1,166,700
Virgin Money UK PLC, 8.25% to 6/17/27 (United Kingdom)(a),(b),(e),(f)		1,000,000	1,182,788

			103,764,351

ELECTRIC	2.5%
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series A(a),(b)		574,000	518,381
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(a)		692,000	649,691
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a),(b)		3,632,000	3,323,263
Duke Energy Corp., 4.875% to 9/16/24(a),(b)		500,000	473,734
Southern Co./The, 3.75% to 6/15/26, due 9/15/51, Series 21-A(a)		2,158,000	1,907,434
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series B(a)		1,010,000	943,180
Southern Co./The, 5.459% (3 Month US LIBOR + 3.63%), due 3/15/57, Series B (FRN)(d)		598,000	595,907

			8,411,590

ELECTRIC—FOREIGN	1.2%
Electricite de France SA, 2.625% to 12/1/27 (France)(a),(b),(e)		1,000,000	826,225
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(a)		3,372,000	3,363,729

			4,189,954

		Principal Amount	Value
FINANCIAL	5.2%
BANKS	0.2%
Fifth Third Bancorp, 4.50% to 9/30/25, Series L(a),(b)		$693,000	$674,074

CREDIT CARD	0.4%
Capital One Financial Corp., 3.95% to 9/1/26, Series M(a),(b)		668,000	582,821
Discover Financial Services, 6.125% to 6/23/25, Series D(a),(b)		670,000	685,760

			1,268,581

DIVERSIFIED FINANCIAL SERVICES	1.3%
Aircastle Ltd., 5.25% to 6/15/26, 144A(a),(b),(c)		1,440,000	1,155,220
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50, 144A(a),(c)		450,000	389,544
Ares Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51, 144A(a),(c)		851,000	723,747
ILFC E-Capital Trust I, 4.85% (30 Year CMT + 1.55%), due 12/21/65, 144A (FRN) (TruPS)(c),(d)		128,000	96,437
ILFC E-Capital Trust II, 5.10% (30 Year CMT + 1.80%), due 12/21/65, 144A (FRN) (TruPS)(c),(d)		2,675,000	1,999,562

			4,364,510

DIVERSIFIED FINANCIAL SERVICES—FOREIGN	0.3%
Julius Baer Group Ltd., 6.875% to 6/9/2027 (Switzerland)(a),(b),(e),(f)		1,000,000	1,006,028

INVESTMENT BANKER/BROKER		3.0%
Charles Schwab Corp./The, 4.00% to 12/1/30, Series H(a),(b)		2,498,000	2,117,055
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I(a),(b)		4,878,000	4,442,004
Charles Schwab Corp./The, 5.00% to 6/1/27(a),(b)		1,064,000	1,032,080
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(a),(b)		1,927,000	1,966,311
Charles Schwab Corp./The, 6.106% (3 Month US LIBOR + 4.82%) (FRN)(b),(d)		300,000	300,198
Morgan Stanley, 5.875% to 9/15/26, Series M(a),(b)		510,000	516,243

			10,373,891

TOTAL FINANCIAL			17,687,084

INSURANCE	15.3%
LIFE/HEALTH INSURANCE	3.5%
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(a),(b)		2,460,000	2,419,517
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)(c)		900,000	993,230
MetLife, Inc., 9.25%, due 4/8/68, 144A(c)		600,000	715,879

		Principal Amount	Value
MetLife, Inc., 10.75%, due 8/1/69		$905,000	$1,252,796
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(a)		3,630,000	3,625,699
SBL Holdings, Inc., 6.50% to 11/13/26, 144A(a),(b),(c)		3,200,000	2,352,000
SBL Holdings, Inc., 7.00% to 5/13/25, 144A(a),(b),(c)		940,000	771,820

			12,130,941

LIFE/HEALTH INSURANCE—FOREIGN	5.0%
AXA SA, 5.125% to 1/17/27, due 1/17/47, Series EMTN (France)(a),(e)		350,000	345,649
Dai-ichi Life Insurance Co., Ltd./The, 4.00% to 7/24/26, 144A (Japan)(a),(b),(c)		700,000	668,813
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24, 144A (Japan)(a),(b),(c)		3,400,000	3,403,044
Fukoku Mutual Life Insurance Co., 5.00% to 7/28/25 (Japan)(a),(b),(e)		600,000	594,000
Kyobo Life Insurance Co., Ltd., 5.90% to 6/15/2027, due 6/15/52, 144A (South Korea)(a),(c)		1,600,000	1,610,000
La Mondiale SAM, 5.875% to 1/26/27, due 1/26/47 (France)(a),(e)		600,000	591,438
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45, 144A (Japan)(a),(c)		1,600,000	1,599,338
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (Japan)(a),(c)		3,400,000	3,400,676
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a),(b),(e),(f)		2,400,000	2,010,000
Rothesay Life PLC, 6.875% to 9/12/28 (United Kingdom)(a),(b),(e),(f)		1,400,000	1,642,467
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan)(a),(c)		1,100,000	1,113,489

			16,978,914

MULTI-LINE	0.3%
Hartford Financial Services Group, Inc./The, 3.536% (3 Month US LIBOR + 2.125%), due 2/12/67, Series ICON, 144A(c),(d)		1,236,000	1,005,814

MULTI-LINE—FOREIGN	1.1%
AXA SA, 6.379% to 12/14/36, 144A (France)(a),(b),(c)		2,000,000	2,267,084
AXA SA, 8.60%, due 12/15/30 (France)		1,175,000	1,434,343

			3,701,427

		Principal Amount	Value
PROPERTY CASUALTY	2.4%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(a)		$230,000	$231,325
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(a)		2,700,000	2,323,645
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(a)		2,160,000	2,021,985
Liberty Mutual Group, Inc., 4.125% to 9/15/26, due 12/15/51, 144A(a),(c)		2,270,000	1,890,840
Liberty Mutual Group, Inc., 7.80%, due 3/7/87, 144A(c)		250,000	291,267
Markel Corp., 6.00% to 6/1/25(a),(b)		1,460,000	1,483,709

			8,242,771

PROPERTY CASUALTY—FOREIGN	2.1%
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(a),(e)		2,600,000	2,199,600
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)(a),(b),(c)		4,300,000	4,196,800
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(a),(e)		800,000	809,923

			7,206,323

REINSURANCE	0.9%
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51, 144A(a),(c)		3,530,000	2,928,981

TOTAL INSURANCE			52,195,171

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	0.4%
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81 (United Kingdom)(a)		970,000	787,480
Vodafone Group PLC, 6.25% to 7/3/24, due 10/3/78 (United Kingdom)(a),(e)		600,000	589,311

			1,376,791

PIPELINES	1.8%
Energy Transfer LP, 6.50% to 11/15/26, Series H(a),(b)		2,540,000	2,311,400
Energy Transfer LP, 7.125% to 5/15/30, Series G(a),(b)		4,222,000	3,810,355

			6,121,755

PIPELINES—FOREIGN	4.5%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(a)		3,780,000	3,569,832
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(a)		2,362,000	2,249,776
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(a)		1,271,000	1,207,260
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(a)		2,549,000	2,354,143
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(a)		1,748,000	1,634,198
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(a)		4,582,000	4,506,622

			15,521,831

		Principal Amount	Value
REAL ESTATE—RETAIL—FOREIGN	1.3%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80, 144A (Australia)(a),(c)		$2,500,000	$2,302,660
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80, 144A (Australia)(a),(c)		2,500,000	2,130,302

			4,432,962

UTILITIES	6.8%
ELECTRIC	3.5%
Edison International, 5.00% to 12/15/26, Series B(a),(b)		2,452,000	2,074,597
Edison International, 5.375% to 3/15/26, Series A(a),(b)		3,830,000	3,309,733
NextEra Energy Capital Holdings, Inc., 3.80% to 3/15/27, due 3/15/82(a)		800,000	664,282
Sempra Energy, 4.125% to 1/1/27, due 4/1/52(a)		3,640,000	3,081,318
Sempra Energy, 4.875% to 10/15/25(a),(b)		3,080,000	2,993,511

			12,123,441

ELECTRIC—FOREIGN	3.0%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(a)		4,646,000	4,108,458
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)(a),(b)		4,188,000	3,820,470
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(a),(c)		2,200,000	2,268,915

			10,197,843

GAS DISTRIBUTION	0.3%
South Jersey Industries, Inc., 5.02%, due 4/15/31		1,030,000	916,686

TOTAL UTILITIES			23,237,970

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$332,558,104)			309,208,765

		Shares	Value
SHORT-TERM INVESTMENTS	4.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.67%(g)		14,574,235	$14,574,235

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$14,574,235)			14,574,235

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$362,457,485)	99.4%		339,324,810
OTHER ASSETS IN EXCESS OF LIABILITIES	0.6		2,099,099

NET ASSETS	100.0%		$341,423,909

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	14,043,599	USD	14,709,125	8/2/22	$355,869
Brown Brothers Harriman	GBP	9,147,424	USD	11,112,291	8/2/22	(27,441)
Brown Brothers Harriman	GBP	679,095	USD	818,550	8/2/22	(8,451)
Brown Brothers Harriman	USD	11,969,486	GBP	9,826,519	8/2/22	(2,753)
Brown Brothers Harriman	USD	1,550,389	EUR	1,514,322	8/2/22	(2,676)
Brown Brothers Harriman	USD	675,560	EUR	660,714	8/2/22	(278)
Brown Brothers Harriman	USD	662,586	EUR	649,524	8/2/22	1,260
Brown Brothers Harriman	USD	363,306	EUR	356,708	8/2/22	1,267
Brown Brothers Harriman	USD	579,938	EUR	569,561	8/2/22	2,181
Brown Brothers Harriman	USD	908,579	EUR	896,818	8/2/22	8,014
Brown Brothers Harriman	USD	9,586,220	EUR	9,395,952	8/2/22	16,910
Brown Brothers Harriman	CAD	5,952,086	USD	4,614,306	8/3/22	(33,751)
Brown Brothers Harriman	USD	4,649,813	CAD	5,952,086	8/3/22	(1,756)
Brown Brothers Harriman	CAD	5,800,182	USD	4,530,702	9/2/22	1,440
Brown Brothers Harriman	EUR	9,364,757	USD	9,574,059	9/2/22	(17,631)
Brown Brothers Harriman	GBP	10,055,387	USD	12,255,908	9/2/22	1,872

						$294,076

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Security converts to floating rate after the indicated fixed-rate coupon period.
(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $89,657,294 which represents 26.3% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Variable rate. Rate shown is in effect at July 31, 2022.
(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $41,081,366 which represents 12.0% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $102,195,710 or 29.9% of the net assets of the Fund.

(g)	Rate quoted represents the annualized seven-day yield.

Country Summary	% of Net Assets
United States	44.8
United Kingdom	11.5
Canada	9.0
France	7.4
Switzerland	6.6
Japan	3.1
Australia	3.0
Italy	2.8
Netherlands	1.6
Spain	1.6
Germany	1.3
Ireland	0.7
South Korea	0.5
Other (includes short-term investments)	6.1

100.0

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by the investment advisor to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—$25 Par Value	$12,632,890	$2,908,920	$—	$15,541,810
Preferred Securities—Capital Securities	—	309,208,765	—	309,208,765
Short-Term Investments	—	14,574,235	—	14,574,235

Total Investments in Securities(a)	$12,632,890	$326,691,920	$—	$339,324,810

Forward Foreign Currency Exchange Contracts	$—	$388,813	$—	$388,813

Total Derivative Assets(a)	$—	$388,813	$—	$388,813

Forward Foreign Currency Exchange Contracts	$—	$(94,737)	$—	$(94,737)

Total Derivative Liabilities(a)	$—	$(94,737)	$—	$(94,737)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the nine months ended July 31, 2022:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$33,888,661